                                             1933 Act Registration No.  33-17759
                                             1940 Act Registration No. 811-05355

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 2, 1998
--------------------------------------------------------------------------------


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM N-1A
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            Pre-Effective Amendment No.
                                                       ---
                           Post-Effective Amendment No. 23
                                                       ---

                                       AND/OR

                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940
                                   Amendment No.
                                                ---
                          (Check appropriate box or boxes)

                         FORTIS ADVANTAGE PORTFOLIOS, INC.
                 (Exact Name of Registrant as Specified in Charter)

                                500 Bielenberg Drive
                             Woodbury, Minnesota  55125
                 (Address of Principal Executive Offices, Zip Code)

                                   (651) 738-4000
                (Registrant's Telephone Number, including Area Code)

                               Scott R. Plummer, Esq.
                                500 Bielenberg Drive
                             Woodbury, Minnesota  55125
                      (Name and Address of Agent for Service)

                                      COPY TO:
                              Michael J. Radmer, Esq.
                                Dorsey & Whitney LLP
                               220 South Sixth Street
                         Minneapolis, Minnesota  55402-1498

It is proposed that this filing will become effective (check appropriate box):
               immediately upon filing pursuant to paragraph (b) of Rule 485
     ---------
               on (specify date) pursuant to paragraph (b) of Rule 485
     ---------
               75 days after filing pursuant to paragraph (a) of Rule 485
     ---------
         X     on December 1, 1998 pursuant to paragraph (a) of Rule 485
     ---------
               60 days after filing pursuant to paragraph (a) of Rule 485
     ---------

                         FORTIS ADVANTAGE PORTFOLIOS, INC.
                        Registration Statement on Form N-1A

                          -------------------------------
                               Cross Reference Sheet
                              Pursuant to Rule 481(a)

                          -------------------------------
Item No.                                     Prospectus Heading
--------                                     ------------------
1.   Cover Page. . . . . . . . . . . . . .   Cover Page (no caption)
2.   Synopsis. . . . . . . . . . . . . . .   (not included)
3.   Financial Highlights. . . . . . . . .   Financial Highlights
4.   General Description of Registrant . .   The Funds; More Information on Fund
                                             Objectives, Investment Strategies
                                             and Risks
5.   Management of the Fund. . . . . . . .   Fund Management
6.   Capital Stock and Other Securities. .   Shareholder Information
7.   Purchase of Securities Being Offered.   Shareholder Information
8.   Redemption or Repurchase. . . . . . .   Shareholder Information
9.   Pending Legal Proceedings . . . . . .   Not Applicable

Heading                                      Statement of Additional Information
-------                                      -----------------------------------
10.  Cover Page. . . . . . . . . . . . . .   Cover Page (no caption)
11.  Table of Contents . . . . . . . . . .   Table of Contents
12.  General Information and History . . .   Organization and Classification
13.  Investment Objectives and Policies. .   Investment Policies and
                                             Restrictions; Risk Considerations
14.  Management of the Fund. . . . . . . .   Directors and Executive Officers
15.  Control Persons and Principal
     Holders of Securities . . . . . . . .   Capital Stock
16.  Investment Advisory and Other
     Services. . . . . . . . . . . . . . .   Investment Advisory and Other
                                             Services
17.  Brokerage Allocation and Other
     Practices . . . . . . . . . . . . . .   Portfolio Transactions and
                                             Allocation of Brokerage
18.  Capital Stock and Other Securities. .   Capital Stock
19.  Purchase, Redemption and Pricing
     of Securities Being Offered . . . . .   Computation of Net Asset Value and
                                             Pricing; Redemption; Special
                                             Purchase Plans
20.  Tax Status. . . . . . . . . . . . . .   Taxation
21.  Underwriters. . . . . . . . . . . . .   Investment Advisory and Other
                                             Services
22.  Calculations of Performance Data. . .   Performance
23.  Financial Statements. . . . . . . . .   Financial Statements

                             Incorporation by Reference
                                         and
                                   Explanatory Note


          Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 44 to the Registration Statement of Fortis Income Portfolios, Inc. (File Nos. 33-48299 and 811-02341) filed on October 2, 1998. Such Prospectus combines two Registrants: two series of Fortis Income Portfolios, Inc. and one series of Fortis Advantage Portfolios, Inc.

          The Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 44 to the Registration Statement of Fortis Income Portfolios, Inc. (File Nos. 33-48299 and 811-02341) filed on October 2, 1998. Such Part B also combines the same two Registrants: two series of Fortis Income Portfolios, Inc. and one series of Fortis Advantage Portfolios, Inc. Post-Effective Amendment No. 44 was filed pursuant to Rule 485(a) to become effective on the same day as this Registration Statement.

     This Registration Statement contains the cover page, cross-reference sheet, Part C and signature page.

                                       PART C

                               Fortis High Yield Fund
                                    a series of
                         Fortis Advantage Portfolios, Inc.

                                 OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial statements are incorporated by reference to the Registrant's Annual Report previously filed with the Commission.

(b)  Exhibits:

     1.1    Amended and Restated Articles of Incorporation *
     1.2    Articles of Amendment *
     1.3    Certification of Designation of Classes A,  B, C & H *
     1.4    Articles of Amendment to Restated Articles of Incorporation *
     2.     Bylaws *
     3.     Not applicable
     4.     Not applicable
     5.     Investment Advisory and Management Agreement *
     6.1    Underwriting and Distribution Agreement *
     6.2    Dealer Sales Agreement *
     7.     Not applicable
     8.     Custody Agreement *
     9.     Not applicable
     10.    Not applicable
     11.    Consent of KPMG Peat Marwick LLP *
     12.    Not applicable
     13.    Not applicable
     14.    Model plan establishing retirement plan *
     15.    Plan of Distribution (1)
     16.    Performance Quotation Computation Schedule (2)
     17.    Not applicable
     18.    Plan pursuant to Rule 18f-3 (3)

-----------------------------------------
(1) Incorporated by reference to a Post-Effective Amendment No. 11 to the Registration Statement of Fortis Worldwide Portfolios, Inc. on Form N-1A filed with the Commission on February 26, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of fortis Income Portfolios, Inc. on Form N-1A filed with the Commission on November 26, 1997.


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

(3) Incorporated by reference to a Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 1995.
*    To be filed by amendment.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of November           , 1998, the number of record holders of each class
of Common Shares was:

                                     NUMBER OF RECORD HOLDERS
                              -------------------------------------
                              CLASS A   CLASS B   CLASS C   CLASS H
                              -------   -------   -------   -------
High Yield Portfolio

ITEM 27.  INDEMNIFICATION

     Paragraph 8(d) of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify such person for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations, or releases promulgated thereunder.

     The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purposes of determining either the presence of a quorum or such director's eligibility to be indemnified.

     In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

     (a) has not received indemnification for the same conduct from any other party or organization;
     (b)  acted in good faith;
     (c)  received no improper personal benefit;
     (d) in the case of criminal proceedings, has no reasonable cause to believe the conduct was unlawful;
     (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and

     (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, without limitation, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

     ADVANCES. If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

     UNDERTAKING. The Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the Statement of Additional Information. In addition to those listed in the Statement of Additional Information:

                                                  Other Business/Employment
Name                     Position with Adviser    During Past Two Years
----                     ---------------------    ---------------------
Michael D. O'Connor      Qualified Plan Officer   Qualified Plan Officer of
                                                  Fortis Benefits Insurance
                                                  Company
David C. Greenzang       Money Market Portfolio   Debt securities manager with
                           Officer                Fortis, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)    Fortis Advantage Portfolios, Inc.
       Fortis Equity Portfolios, Inc.
       Fortis Fiduciary Fund, Inc.
       Fortis Income Portfolios, Inc.
       Fortis Money Portfolios, Inc.
       Fortis Securities, Inc.
       Fortis Series Fund, Inc.
       Fortis Worldwide Portfolios, Inc.
       Variable Account C of Fortis Benefits Insurance Company
       Variable Account D of Fortis Benefits Insurance Company

(b)    In addition to those listed in the Statement of Additional Information:

                      Positions and Offices  Positions and Offices
   Name/Address          with Underwriter            with Registrant
--------------------  ---------------------- ---------------------
Carol M. Houghtby     2nd Vice President and Accounting Officer
500 Bielenberg Drive  Treasurer
Woodbury, MN

(c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

(a)    Not applicable.
(b)    Not applicable.
(c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.
(d) Registrant represents that it is relying on a No-Action Letter (IDS Financial Services, June 20, 1986) and that it has complied with the provisions of paragraphs (a) - (d) of such No-Action Letter.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 1st day of October 1998.

                                             FORTIS ADVANTAGE PORTFOLIOS, INC.
                                             (Registrant)


                                             By  /s/ Dean C. Kopperud
                                                ------------------------------
                                             Dean C. Kopperud, President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


 /s/ Dean C. Kopperud         President (principal               October 1, 1998
--------------------------    executive officer)
Dean C. Kopperud

 /s/ Tamara L. Fagely         Treasurer (principal financial     October 1, 1998
--------------------------    and accounting officer)
Tamara L. Fagely

Richard W. Cutting*           Director

Allen R. Freedman*            Director

Robert M. Gavin*              Director

Benjamin S. Jaffray*          Director

Jean L. King*                 Director

Edward M. Mahoney*            Director

Robb L. Prince*               Director

Leonard J. Santow*            Director

Noel S. Shadko                Director

Joseph M. Wikler*             Director



*By  /s/ Dean C. Kopperud                                        October 1, 1998
    -----------------------------------
     Dean C. Kopperud, Attorney-in-Fact